Intangible Assets and Work-in-Progress (Details) - TINGO, INC. [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Work-in-Progress (Details) [Line Items]
Amortization period	5 years	5 years	5 years
Capitalized costs incurred	$ 0	$ 0	$ 0
Amortization costs	$ 283,941		1,187,042	$ 1,241,356
Amortization expenses		$ 860,872	$ 145,021